Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating lease right-of-use assets		$ 79,188
Operating lease liabilities – current		79,188
Total operating lease liabilities		$ 79,188